Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Levels of fair value hierarchy [Line Items]
Equity instruments	$ 150	$ 176
Debt instruments	270	253
Deposits with insurance companies	24	24
Fair value of plan assets	444	453
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	119	138
Debt instruments	194	240
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	31	38
Debt instruments	$ 76	$ 13